Intangible assets - Intangible Assets with Finite Lives (Details) - CAD ($)	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 155,600,000
Intangible assets, ending balance	161,700,000	$ 155,600,000
Impairment loss on intangible assets	0	0
Intangible assets with finite lives
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	39,800,000
Intangible assets, ending balance	45,900,000	39,800,000
Intangible assets with finite lives | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	57,600,000	32,000,000
Additions	21,700,000	23,400,000
Business combination		2,200,000
IFRS 16 initial direct costs	(6,700,000)
Disposal	(100,000)
Transfers	0	0
Intangible assets, ending balance	72,500,000	57,600,000
Intangible assets with finite lives | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	17,800,000	8,500,000
IFRS 16 initial direct costs	(1,200,000)
Amortization	10,000,000	9,300,000
Intangible assets, ending balance	26,600,000	17,800,000
Intangible assets with finite lives | ERP software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7,200,000
Intangible assets, ending balance	15,300,000	7,200,000
Intangible assets with finite lives | ERP software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	12,800,000	4,300,000
Additions	300,000	3,200,000
Business combination		0
IFRS 16 initial direct costs	0
Disposal	0
Transfers	11,300,000	5,300,000
Intangible assets, ending balance	24,400,000	12,800,000
Intangible assets with finite lives | ERP software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	5,600,000	1,400,000
IFRS 16 initial direct costs	0
Amortization	3,500,000	4,200,000
Intangible assets, ending balance	9,100,000	5,600,000
Intangible assets with finite lives | Computer software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	6,800,000
Intangible assets, ending balance	10,900,000	6,800,000
Intangible assets with finite lives | Computer software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	13,900,000	11,800,000
Additions	1,600,000	1,100,000
Business combination		0
IFRS 16 initial direct costs	0
Disposal	(100,000)
Transfers	6,000,000	1,000,000
Intangible assets, ending balance	21,400,000	13,900,000
Intangible assets with finite lives | Computer software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7,100,000	4,400,000
IFRS 16 initial direct costs	0
Amortization	3,400,000	2,700,000
Intangible assets, ending balance	10,500,000	7,100,000
Intangible assets with finite lives | Lease rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	5,500,000
Intangible assets, ending balance	0	5,500,000
Intangible assets with finite lives | Lease rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	6,700,000	6,200,000
Additions	0	500,000
Business combination		0
IFRS 16 initial direct costs	(6,700,000)
Disposal	0
Transfers	0	0
Intangible assets, ending balance	0	6,700,000
Intangible assets with finite lives | Lease rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,200,000	500,000
IFRS 16 initial direct costs	(1,200,000)
Amortization	0	700,000
Intangible assets, ending balance	0	1,200,000
Intangible assets with finite lives | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	5,100,000
Intangible assets, ending balance	7,100,000	5,100,000
Intangible assets with finite lives | Intellectual property | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	9,000,000	3,900,000
Additions	200,000	0
Business combination		2,200,000
IFRS 16 initial direct costs	0
Disposal	0
Transfers	4,900,000	2,900,000
Intangible assets, ending balance	14,100,000	9,000,000
Intangible assets with finite lives | Intellectual property | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,900,000	2,200,000
IFRS 16 initial direct costs	0
Amortization	3,100,000	1,700,000
Intangible assets, ending balance	7,000,000	3,900,000
Intangible assets with finite lives | In progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	15,200,000
Intangible assets, ending balance	12,600,000	15,200,000
Intangible assets with finite lives | In progress | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	15,200,000	5,800,000
Additions	19,600,000	18,600,000
Business combination		0
IFRS 16 initial direct costs	0
Disposal	0
Transfers	(22,200,000)	(9,200,000)
Intangible assets, ending balance	12,600,000	15,200,000
Intangible assets with finite lives | In progress | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
IFRS 16 initial direct costs	0
Amortization	0	0
Intangible assets, ending balance	$ 0	$ 0